Goldman Sachs Mid Cap Growth Fund Annual Fund Operating Expenses - Service Shares [Member] - Goldman Sachs Mid Cap Growth Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Service Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	(0.51%)	[1]
Net Expenses (as a percentage of Assets)	0.98%

[1]	The Investment Adviser has agreed to (i) waive a portion of the management fee in order to achieve an effective net management fee rate of 0.81% of the Fund’s average daily net assets, and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.004% of the Fund’s average daily net assets. These arrangements will remain in effect through at least April 30, 2027, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. In addition, Goldman Sachs & Co. LLC (“Goldman Sachs”) has agreed to waive distribution and service fees so as not to exceed an annual rate of 0.15% of the Fund’s average daily net assets attributable to Service Shares through at least April 30, 2027, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.